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       Investments(R)







                                                 May 4, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Protected Principal Trust (the "Trust")
     (File Nos. 333-96545 and 811-21163)
     CIK No. 0001175959

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectuses and statements of additional information relating to the offering of Class A, Class B, Class C of the Trust's series, Pioneer Protected Principal Plus Fund and Pioneer Protected Principal Plus Fund II, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 4 to the Trust's registration statement on Form N-1A filed with the Commission on April 26, 2004 (Accession No. 0001016964-04-000101).

        If you have any questions about this certification, please contact me at
(617) 422-4952 (collect).

                                                 Very truly yours,


                                                 /s/ Christopher J. Kelley
                                                 Christopher J. Kelley
                                                 Assistant Vice President and
                                                 Senior Counsel

cc:  Mr. David C. Phelan







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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